Quarterly Holdings Report
for
Fidelity® Municipal Income 2023 Fund
September 30, 2021
M23-NPRT1-1121
1.958060.108
Municipal Bonds - 96.6%
	Principal Amount (a)	Value ($)
Alabama - 2.3%
Birmingham Arpt. Auth. Arpt. Series 2020, 5% 7/1/23 (Build America Mutual Assurance Insured)	325,000	351,800
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	500,000	531,707
Series 2016 B, 5% 3/1/23	150,000	159,512
TOTAL ALABAMA		1,043,019
Arizona - 4.2%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	335,778
Bullhead City Excise Taxes Series 2021 2, 0.4% 7/1/23	250,000	249,559
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (b)	130,000	134,724
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/23 (FSA Insured)	300,000	324,793
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	100,000	108,319
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	487,602
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	270,890
TOTAL ARIZONA		1,911,665
California - 2.7%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	110,000	117,379
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (c)	120,000	129,162
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/23	300,000	325,068
Series A, 5% 7/1/23	250,000	270,890
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	194,886
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	215,434
TOTAL CALIFORNIA		1,252,819
Colorado - 1.1%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (b)	190,000	194,905
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	215,058
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	107,911
TOTAL COLORADO		517,874
Connecticut - 3.3%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/23	175,000	188,569
Series 2018 C, 5% 6/15/23	200,000	216,293
Series 2019 A, 5% 4/15/23	200,000	214,720
Series 2020 A, 5% 1/15/23	125,000	132,718
Connecticut Health & Edl. Facilities Auth. Rev. Series K1, 5% 7/1/23	500,000	535,595
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/23 (c)	100,000	106,995
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	105,912
TOTAL CONNECTICUT		1,500,802
Florida - 7.6%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	270,295
Series 2015 B, 5% 7/1/23	45,000	48,653
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	540,590
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	310,603
Florida Board of Ed. Lottery Rev. Series 2016 A, 5% 7/1/23	530,000	574,093
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	538,687
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	212,152
Series 2014 B, 5% 7/1/23	90,000	97,027
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	32,207
Series 2015 D, 5% 2/1/23	650,000	691,419
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	156,771
TOTAL FLORIDA		3,472,497
Georgia - 1.2%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (b)	300,000	310,436
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	222,171
TOTAL GEORGIA		532,607
Illinois - 12.6%
Chicago Midway Arpt. Rev. Series 2013 B, 5% 1/1/23	400,000	423,648
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (c)	200,000	211,618
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	537,906
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	532,709
Series 2016 E, 5% 2/15/23	125,000	133,088
Series 2019, 5% 4/1/23	500,000	535,103
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	318,312
Series 2014, 5% 2/1/23	250,000	265,215
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	542,216
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	87,306
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	878,933
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	530,206
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	138,373
Series 2002:
5.7% 6/15/23	45,000	48,982
5.7% 6/15/23 (Escrowed to Maturity)	50,000	54,478
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	538,948
TOTAL ILLINOIS		5,777,041
Indiana - 2.8%
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/23	580,000	627,827
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (c)	500,000	528,980
Series 2021 A, 5% 6/1/23	100,000	107,651
TOTAL INDIANA		1,264,458
Kentucky - 0.6%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series B, 4% 7/1/23	275,000	291,709

Louisiana - 1.4%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	45,000	45,752
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	578,873
TOTAL LOUISIANA		624,625
Maine - 0.5%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23 (Escrowed to Maturity)	200,000	209,266

Maryland - 1.7%
Baltimore County Gen. Oblig. Series 2021, 5% 3/1/23	200,000	213,622
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/23	500,000	541,597
TOTAL MARYLAND		755,219
Massachusetts - 3.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	125,000	135,942
Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	54,594
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	248,210
Series 2019 A, 5% 7/1/23	200,000	215,361
Massachusetts Edl. Fing. Auth. Rev. Series 2018 B, 5% 7/1/23 (c)	135,000	145,664
Massachusetts Gen. Oblig. Series 2, 5% 4/1/23	300,000	321,529
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (c)	545,000	589,243
TOTAL MASSACHUSETTS		1,710,543
Michigan - 1.7%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	54,212
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/23	195,000	208,109
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	422,017
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	100,000	108,173
TOTAL MICHIGAN		792,511
Minnesota - 0.6%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	264,931

Nebraska - 1.1%
Nebraska Pub. Pwr. District Rev. Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	500,000	501,617

Nevada - 3.3%
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	585,000	595,774
Clark County School District Series 2018 A, 5% 6/15/23	450,000	486,499
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	406,442
TOTAL NEVADA		1,488,715
New Jersey - 7.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	265,184
Carteret School District Series 2020, 2% 2/1/23	300,000	306,085
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	586,248
Series 2015 XX, 5% 6/15/23	250,000	269,787
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23 (Escrowed to Maturity)	100,000	108,341
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	216,675
Series 2013, 5% 7/1/23	200,000	216,675
Series 2016 A:
5% 7/1/23	250,000	270,844
5% 7/1/23	90,000	96,782
Series 2016, 5% 7/1/23	325,000	352,097
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	257,771
New Jersey Trans. Trust Fund Auth. Series 2004 A, 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	278,417
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	150,000	161,059
TOTAL NEW JERSEY		3,385,965
New York - 7.1%
Hudson Yards Infrastructure Corp. New York Rev. Series A, 4% 2/15/23	250,000	262,704
Monroe County Gen. Oblig. Series 2019 A, 5% 6/1/23	250,000	269,778
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	108,374
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	378,285
Series 2014 B, 5% 7/1/23	285,000	308,032
New York City Gen. Oblig. Series 2021 F1, 5% 3/1/23	100,000	106,782
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	568,900
New York Dorm. Auth. Sales Tax Rev. Series 2018 F, 5% 3/15/23 (c)	175,000	187,190
New York Metropolitan Trans. Auth. Rev. Series 2020 A, 5% 2/1/23	300,000	318,254
New York State Dorm. Auth. Series 2017 A:
5% 2/15/23	85,000	90,585
5% 2/15/23 (Escrowed to Maturity)	315,000	335,404
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	324,519
TOTAL NEW YORK		3,258,807
New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey Series 189, 5% 5/1/23	510,000	548,020

North Carolina - 0.5%
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	100,000	106,767
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 5/1/23 (c)	100,000	107,455
TOTAL NORTH CAROLINA		214,222
Ohio - 6.4%
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/23 (FSA Insured)	500,000	529,625
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	424,131
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	750,000	805,239
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	106,110
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	212,413
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/23	300,000	317,156
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	536,780
TOTAL OHIO		2,931,454
Oregon - 1.2%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	259,396
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (c)	250,000	269,656
TOTAL OREGON		529,052
Pennsylvania - 4.4%
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23	200,000	215,718
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	343,622
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	108,301
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/23	385,000	415,762
Pennsylvania Gen. Oblig. Series 2013, 5% 4/1/23	325,000	348,273
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/23	100,000	108,246
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	108,264
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	365,011
TOTAL PENNSYLVANIA		2,013,197
Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	269,215

South Carolina - 0.2%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (c)	100,000	107,772

South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	162,259

Tennessee - 1.6%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/23 (c)	200,000	216,309
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	500,000	525,095
TOTAL TENNESSEE		741,404
Texas - 5.8%
Dallas Independent School District Series 2021, 4% 2/15/23	800,000	841,669
Houston Independent School District Bonds Series 2012, 4%, tender 6/1/23 (b)	300,000	318,151
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/23	610,000	657,092
Series 2015 B, 5% 5/15/23	250,000	269,300
North Texas Tollway Auth. Rev.:
Series 2014:
5% 1/1/23	115,000	121,871
5% 1/1/23	185,000	195,937
Series 2015 B, 5% 1/1/23	250,000	264,780
TOTAL TEXAS		2,668,800
Virginia - 1.7%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (b)(c)	200,000	206,814
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/23	250,000	266,000
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	215,759
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	100,000	102,598
TOTAL VIRGINIA		791,171
Washington - 3.8%
Port of Seattle Rev.:
Series 2013, 5% 7/1/23 (c)	250,000	269,976
Series 2015 B, 5% 3/1/23	250,000	266,880
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	300,000	322,172
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	319,691
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	159,107
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	410,710
TOTAL WASHINGTON		1,748,536
Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	540,865

Wyoming - 0.7%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/23	285,000	301,491

TOTAL MUNICIPAL BONDS (Cost $43,105,252)		44,124,148

TOTAL INVESTMENT IN SECURITIES - 96.6% (Cost $43,105,252)	44,124,148
NET OTHER ASSETS (LIABILITIES) - 3.4%	1,558,376
NET ASSETS - 100.0%	45,682,524

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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